Common Stock - Common Stock Reserved for Future Issuance (Details) - shares	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Equity [Abstract]
Conversion of convertible preferred stock (in shares)	14,381,190	14,381,190	8,271,958
Stock options issued and outstanding (in shares)	1,982,839	1,418,267	457,150	354,212
Common stock warrants outstanding (in shares)	17,500	17,500	17,500
Shares available for grant under 2017 Equity Incentive Plan (in shares)	83,065	647,637	465,788
Total shares of common stock reserved (in shares)	16,464,594	16,464,594	9,212,396